Parent Company Only Financial Information	12 Months Ended
Mar. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Parent Company Only Financial Information	PARENT COMPANY ONLY FINANCIAL INFORMATION
Distributions of retained earnings of MUFG Bank and Mitsubishi UFJ Trust and Banking are restricted in order to meet the minimum capital adequacy requirements under the Banking Law. Additionally, retained earnings of these banking subsidiaries are restricted, except for approximately ¥6,159 billion and ¥6,225 billion, in accordance with the statutory reserve requirements under the Companies Act at March 31, 2024 and 2025, respectively. See Notes 19 and 21 for further information.
The Banking Law and related regulations restrict the ability of these banking subsidiaries to extend loans or credit to the parent company. Such loans or credits to the parent company are generally limited to 15% of the banking subsidiary’s consolidated total capital, as determined by the capital adequacy guidelines.
At March 31, 2024 and 2025, approximately ¥6,471 billion and ¥6,265 billion, respectively, of net assets of consolidated subsidiaries may be restricted as to payment of cash dividends and loans to the parent company.
The following table presents the parent company only financial information of MUFG:
Condensed Balance Sheets

	As of March 31,
	2024 (As Adjusted)	2025
	(in millions)
Assets:
Cash and interest-earning deposits with banking subsidiaries	¥147,740	¥351,224
Investments in subsidiaries and affiliated companies	18,849,567	19,152,808
Banking subsidiaries	12,819,890	12,206,015
Non-banking subsidiaries and affiliated companies	6,029,677	6,946,793
Loans to subsidiaries	14,198,572	12,205,955
Banking subsidiaries	13,651,662	11,740,181
Non-banking subsidiaries	546,910	465,774
Other assets	178,222	179,703
Total assets	¥33,374,101	¥31,889,690
Liabilities and Shareholders’ equity:
Short-term borrowings from banking subsidiaries	¥1,285,635	¥1,127,981
Long-term debt from non-banking subsidiaries and affiliated companies	21,902	16,113
Long-term debt	14,163,977	12,224,151
Other liabilities	226,850	235,959
Total liabilities	15,698,364	13,604,204
Total shareholders’ equity	17,675,737	18,285,486
Total liabilities and shareholders’ equity	¥33,374,101	¥31,889,690
Condensed Statements of Income

	Fiscal years ended March 31,
	2023 (As Adjusted)	2024 (As Adjusted)	2025
	(in millions)
Income:
Dividends from subsidiaries and affiliated companies	¥605,115	¥774,211	¥1,306,837
Banking subsidiaries	407,630	545,886	1,035,465
Non-banking subsidiaries and affiliated companies	197,485	228,325	271,372
Management fees from subsidiaries	35,052	34,393	35,633
Interest income from subsidiaries	273,536	371,860	374,230
Foreign exchange gains (losses)—net	3,465	451	(2,700)
Trading account profits (losses)—net	28,970	(40,379)	(50,367)
Gains on sales of investment in subsidiaries and affiliated companies—net	17,748	—	—
Other income	13,255	15,374	16,242
Total income	977,141	1,155,910	1,679,875
Expense:
Operating expenses	44,149	47,600	47,706
Interest expense to subsidiaries and affiliated companies	15,442	15,673	18,082
Interest expense	256,333	355,781	351,368
Other expense	6,496	6,229	1,804
Total expense	322,420	425,283	418,960
Equity in undistributed net income (loss) of subsidiaries and affiliated companies—net	(253,967)	589,812	6,408
Income before income tax expense	400,754	1,320,439	1,267,323
Income tax expense (benefit)	18,956	(5,430)	390
Net income	¥381,798	¥1,325,869	¥1,266,933
Condensed Statements of Cash Flows

	Fiscal years ended March 31,
	2023	2024	2025
	(in millions)
Operating activities:
Net cash provided by operating activities	609,641	839,937	1,316,469
Investing activities:
Proceeds from sales and dispositions of investments in subsidiaries and affiliated companies	41,125	865	—
Net decrease (increase) in loans to subsidiaries	(2,204,831)	(231,891)	1,916,662
Other—net	(7,791)	(8,787)	(13,231)
Net cash provided by (used in) investing activities	(2,171,497)	(239,813)	1,903,431
Financing activities:
Net increase (decrease) in short-term borrowings from subsidiaries	145,513	(6,025)	(157,654)
Proceeds from issuance of long-term debt	3,833,878	1,809,416	1,609,505
Repayment of long-term debt	(1,630,695)	(1,578,887)	(3,526,431)
Proceeds from sales of treasury stock	—	1	1
Payments for acquisition of treasury stock	(450,019)	(400,037)	(400,042)
Dividends paid	(380,447)	(439,755)	(532,977)
Other—net	(14,160)	(10,700)	(8,818)
Net cash provided by (used in) financing activities	1,504,070	(625,987)	(3,016,416)
Net increase (decrease) in cash and cash equivalents	(57,786)	(25,863)	203,484
Cash and cash equivalents at beginning of fiscal year	231,389	173,603	147,740
Cash and cash equivalents at end of fiscal year	¥173,603	¥147,740	¥351,224